Corporate Income Taxes	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Corporate Income Taxes
27	Corporate Income Taxes
Corporate income taxes recorded in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2020	2019	2018
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$635	$525	$797
Provincial	529	444	633
Adjustments related to prior periods	(29)	5	(25)
Foreign	1,053	1,215	994
Adjustments related to prior periods	24	(48)	(14)
	2,212	2,141	2,385
Deferred income taxes:
Domestic:
Federal	(159)	174	34
Provincial	(97)	103	16
Foreign	(413)	54	(53)
	(669)	331	(3)
Total provision for income taxes in the Consolidated Statement of Income	$1,543	$2,472	$2,382
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$149	$(108)	$(136)
Deferred income taxes	(212)	60	(193)
	(63)	(48)	(329)
Reported in:
Other Comprehensive Income	(63)	(33)	(145)
Retained earnings	–	(18)	(194)
Accumulated Other Comprehensive Income	–	–	18
Common shares	–	–	(10)
Other reserves	–	3	2
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(63)	(48)	(329)
Total provision for income taxes	$1,480	$2,424	$2,053
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(672)	$329	$64
Deferred tax expense (benefit) of tax rate changes	3	2	(2)
Deferred tax expense (benefit) of unrecognized tax losses, tax credits and temporary differences	–	–	(65)
	$(669)	$331	$(3)

(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2020		2019		2018
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,209	26.3%	$2,983	26.5%	$2,943	26.5%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(489)	(5.8)	(300)	(2.7)	(439)	(3.9)
Tax-exempt income from securities	(207)	(2.4)	(221)	(2.0)	(90)	(0.8)
Deferred income tax effect of substantively enacted tax rate changes	3	–	2	–	(2)	–
Other, net	27	0.3	8	0.1	(30)	(0.3)
Total income taxes and effective tax rate	$1,543	18.4%	$2,472	21.9%	$2,382	21.5%

(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2020	2019	2020	2019
Deferred tax assets:
Loss carryforwards	$60	$48	$226	$286
Allowance for credit losses	(718)	(13)	1,380	767
Deferred compensation	44	34	164	208
Deferred income	112	15	352	475
Property and equipment	(35)	112	368	321
Pension and other post-retirement benefits	(52)	(44)	980	853
Securities	(26)	(14)	187	161
Lease liabilities	49	–	827	–
Other	(78)	(195)	650	633
Total deferred tax assets	$(644)	$(57)	$5,134	$3,704
Deferred tax liabilities:
Cash flow hedges	$–	$–	$360	$317
Deferred compensation	(25)	(48)	121	109
Deferred income	(15)	(31)	15	178
Property and equipment	158	(20)	849	132
Pension and other post-retirement benefits	(7)	(67)	90	150
Securities	(40)	(12)	201	158
Investment in subsidiaries and associates	82	(116)	98	180
Intangible assets	(1)	(5)	1,837	1,836
Other	(127)	(89)	451	381
Total deferred tax liabilities	$25	$(388)	$4,022	$3,441
Net deferred tax assets (liabilities) (1)	$(669)	$331	$1,112	$263

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,112 (2019 – $263) are represented by deferred tax assets of $2,185 (2019 – $1,570), and deferred tax liabilities of $1,073 (2019 – $1,307) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2020	2019
Balance at beginning of year	$263	$733
Deferred tax benefit (expense) for the year recorded in income	669	(331)
Deferred tax benefit (expense) for the year recorded in equity	212	(60)
Acquired in business combinations	–	(56)
Disposed in divestitures	9	–
Other	(41)	(23)
Balance at end of year	$1,112	$263
The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $15 million (October 31, 2019 – $40 million). The amount related to unrecognized losses is $15 million, which will expire as follows: $6 million in 2021 and $
9 million in 2023.

Included in the net deferred tax asset are tax benefits of $177 million (2019 – $52 million) that have been recognized in certain Canadian and foreign subsidiaries that have incurred losses in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits.
The amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2020 is approximately $35 billion (2019 – $36 billion).
Reassessment of dividend deductions
Since 2016, the Bank has received reassessments totaling $808 million of tax and interest as a result of the Canada Revenue Agency denying the tax deductibility of certain Canadian dividends received during the 2011–2014 taxation years. In June 2020, the Bank received a reassessment for $217 million of tax and interest in respect of certain Canadian dividends received during the 2015 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018. The Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.